UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The New Economy Fund®

Investment portfolio

February 28, 2018

unaudited

Common stocks 91.51% Information technology 29.97%	Shares	Value (000)
Tencent Holdings Ltd.1	10,681,100	$585,792
Alphabet Inc., Class C2	245,288	270,977
Alphabet Inc., Class A2	192,695	212,720
Samsung Electronics Co., Ltd.1	200,296	434,105
Skyworks Solutions, Inc.	3,427,650	374,471
Micron Technology, Inc.2	7,662,000	373,982
Applied Materials, Inc.	5,930,000	341,509
Alibaba Group Holding Ltd. (ADR)2	1,521,400	283,193
Accenture PLC, Class A	1,568,300	252,512
SK hynix, Inc.1	2,868,000	202,760
Qorvo, Inc.2	2,019,000	162,953
Baidu, Inc., Class A (ADR)2	614,380	155,033
Lumentum Holdings Inc.2	2,458,300	149,956
Texas Instruments Inc.	1,315,100	142,491
AAC Technologies Holdings Inc.1	7,135,500	141,113
Apple Inc.	763,000	135,905
Arista Networks, Inc.2	479,100	129,232
Trimble Inc.2	3,309,430	125,527
Autodesk, Inc.2	1,004,100	117,952
Microsoft Corp.	948,000	88,894
Hamamatsu Photonics KK1	2,210,000	88,336
Murata Manufacturing Co., Ltd.1	620,000	86,384
MasterCard Inc., Class A	484,900	85,226
Intel Corp.	1,700,000	83,793
Viavi Solutions Inc.2	8,164,000	78,538
Worldpay, Inc., Class A2	832,000	67,625
Worldpay, Inc., Class A1,2	119,544	9,565
Zebra Technologies Corp., Class A2	555,800	76,778
Western Union Co.	3,435,000	68,082
International Business Machines Corp.	390,000	60,774
Moneysupermarket.com Group PLC1	15,762,066	56,144
Paycom Software, Inc.2	553,271	54,730
CommScope Holding Co., Inc.2	1,390,000	53,807
ASML Holding NV1	272,340	53,203
Broadcom Ltd.	198,270	48,866
WIN Semiconductors Corp.1	5,281,000	47,129
Topcon Corp.1	2,043,500	45,347
ServiceNow, Inc.2	278,000	44,761
Inphi Corp.2	1,537,035	42,653
Cray Inc.2	1,654,116	36,060
Finisar Corp.2	1,627,000	29,286
MACOM Technology Solutions Holdings, Inc.2	1,300,000	27,742
LG Display Co., Ltd.1	1,003,895	27,476
salesforce.com, inc.2	220,000	25,575
Amphenol Corp., Class A	227,917	20,829
Visa Inc., Class A	112,300	13,806

The New Economy Fund — Page 1 of 8

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
II-VI, Inc.2	320,000	$12,320
Nintendo Co., Ltd.1	8,506	3,890
		6,029,802
Health care 18.14%
AbbVie Inc.	4,052,170	469,363
Thermo Fisher Scientific Inc.	2,085,000	434,889
Bluebird Bio, Inc.2	2,109,134	423,936
Stryker Corp.	1,311,550	212,681
Shire PLC1	4,100,000	175,152
Amgen Inc.	860,322	158,101
UnitedHealth Group Inc.	640,600	144,878
GW Pharmaceuticals PLC (ADR)2	1,266,040	143,873
Daiichi Sankyo Co., Ltd.1	3,925,900	139,414
BioMarin Pharmaceutical Inc.2	1,535,130	124,607
Hologic, Inc.2	3,139,000	121,887
Medtronic PLC	1,195,500	95,508
China Biologic Products Holdings, Inc.2	1,013,777	81,954
Integra LifeSciences Holdings Corp.2	1,478,870	77,981
Abbott Laboratories	1,228,500	74,115
PerkinElmer, Inc.	962,600	73,485
Boston Scientific Corp.2	2,551,292	69,548
Ultragenyx Pharmaceutical Inc.2	1,408,408	67,336
Illumina, Inc.2	287,300	65,510
Express Scripts Holding Co.2	862,000	65,038
Insulet Corp.2	740,000	55,567
McKesson Corp.	350,000	52,230
NuVasive, Inc.2	948,500	45,869
Essilor International SA1	349,428	45,771
Grifols, SA, Class B (ADR)	1,952,000	42,554
Mesoblast Ltd.1,2,3	28,676,615	39,369
Mesoblast Ltd. (ADR)2,3	372,800	2,706
QIAGEN NV1,2	1,243,006	42,007
Humana Inc.	147,600	40,121
Wright Medical Group NV2	1,950,000	39,683
Gilead Sciences, Inc.	266,000	20,942
athenahealth, Inc.2	30,214	4,222
		3,650,297
Consumer discretionary 17.24%
Netflix, Inc.2	3,507,600	1,022,045
Amazon.com, Inc.2	314,325	475,401
Galaxy Entertainment Group Ltd.1	51,756,000	448,765
Twenty-First Century Fox, Inc., Class A	5,014,000	184,615
Marriott International, Inc., Class A	1,234,600	174,338
Booking Holdings Inc.2	59,840	121,717
Daily Mail and General Trust PLC, Class A, nonvoting1	12,636,701	116,392
Naspers Ltd., Class N1	418,000	114,808
lululemon athletica inc.2	1,113,000	90,264
Kering SA1	150,000	70,497
Aramark	1,614,000	67,320
Home Depot, Inc.	305,800	55,738
Sony Corp.1	1,099,800	55,398
Entertainment One Ltd.1	12,759,700	53,092
William Hill PLC1	10,980,000	49,538

The New Economy Fund — Page 2 of 8

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Elang Mahkota Teknologi Tbk PT1	74,856,600	$47,179
JCDecaux SA1	1,173,000	45,540
Eros International PLC, Class A2	3,158,956	41,698
Eros International PLC, Class A2,4	188,000	2,482
Ryohin Keikaku Co., Ltd.1	100,960	34,465
Five Below, Inc.2	509,220	34,041
Viacom Inc., Class B	1,002,080	33,409
ServiceMaster Global Holdings, Inc.2	633,112	32,517
Melco Resorts & Entertainment Ltd. (ADR)	953,904	26,185
BorgWarner Inc.	527,000	25,865
NIKE, Inc., Class B	346,400	23,219
Altice NV, Class A1,2	927,093	8,831
Altice NV, Class B1,2	221,000	2,100
Paddy Power Betfair PLC1	85,200	9,925
		3,467,384
Financials 12.10%
Kotak Mahindra Bank Ltd.1	14,190,882	235,448
EXOR NV1	2,108,000	152,771
AIA Group Ltd.1	18,391,800	152,715
China Construction Bank Corp., Class H1	143,379,000	147,458
Webster Financial Corp.	2,657,500	145,046
Wells Fargo & Co.	2,465,600	144,016
HDFC Bank Ltd.1	4,497,000	130,768
Banco Santander, SA1	18,813,487	129,032
Prudential PLC1	4,900,000	122,623
Barclays PLC1	39,981,344	117,342
Essent Group Ltd.2	2,400,000	108,216
UniCredit SpA1,2	5,073,820	107,392
Charles Schwab Corp.	1,982,000	105,086
American International Group, Inc.	1,814,711	104,055
JPMorgan Chase & Co.	800,000	92,400
East West Bancorp, Inc.	1,250,000	81,937
Berkshire Hathaway Inc., Class B2	311,200	64,481
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,952,900	61,547
Leucadia National Corp.	2,010,000	48,220
IndusInd Bank Ltd.1	1,372,000	35,069
SVB Financial Group2	135,300	33,687
Goldman Sachs Group, Inc.	108,500	28,528
Standard Life Aberdeen PLC1	5,579,090	28,115
Texas Capital Bancshares, Inc.2	290,455	26,199
Banco BPM SPA1,2	6,876,761	25,843
PNC Financial Services Group, Inc.	35,000	5,518
		2,433,512
Industrials 5.34%
CSX Corp.	3,809,400	204,641
Union Pacific Corp.	994,954	129,593
Ryanair Holdings PLC (ADR)2	1,026,999	124,534
Nidec Corp.1	510,000	81,586
Airbus SE, non-registered shares1	680,300	81,043
Harris Corp.	500,000	78,075
AKR Corporindo Tbk PT1	173,899,680	76,821
Old Dominion Freight Line, Inc.	488,000	67,793
Siemens Gamesa Renewable Energy, SA, non-registered shares1	3,665,000	58,162

The New Economy Fund — Page 3 of 8

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Meggitt PLC1	8,357,000	$51,930
JG Summit Holdings, Inc.1	33,268,800	45,935
J.B. Hunt Transport Services, Inc.	234,143	27,762
Nielsen Holdings PLC	626,100	20,430
Babcock International Group PLC1	2,076,923	18,580
Airports of Thailand PCL, foreign registered1	2,913,000	6,538
		1,073,423
Consumer staples 1.60%
Costco Wholesale Corp.	570,200	108,851
Associated British Foods PLC1	2,265,940	81,738
AMOREPACIFIC Corp.1	306,843	79,375
Herbalife Ltd.2	573,600	52,828
		322,792
Materials 0.86%
Croda International PLC1	1,313,103	83,145
Nitto Denko Corp.1	888,676	73,209
International Flavors & Fragrances Inc.	117,800	16,639
		172,993
Utilities 0.70%
ENN Energy Holdings Ltd.1	18,266,000	140,621
Energy 0.38%
Schlumberger Ltd.	1,160,000	76,142
Telecommunication services 0.26%
Verizon Communications Inc.	1,091,000	52,084
Miscellaneous 4.92%
Other common stocks in initial period of acquisition		989,565
Total common stocks (cost: $10,857,720,000)		18,408,615
Bonds, notes & other debt instruments 0.37% U.S. Treasury bonds & notes 0.37% U.S. Treasury 0.37%	Principal amount (000)
U.S. Treasury 0.875% 2018	$75,000	74,957
Total U.S. Treasury bonds & notes		74,957
Total bonds, notes & other debt instruments (cost: $74,982,000)		74,957
Short-term securities 8.04%
3M Co. 1.60% due 4/10/20184	50,000	49,907
Apple Inc. 1.53%–1.59% due 3/6/2018–4/9/20184	95,000	94,901
Bank of New York Mellon Corp. 1.60% due 4/23/2018	50,000	49,871
CAFCO, LLC 1.75%–1.80% due 3/21/2018–5/14/20184	39,500	39,386
Ciesco LLC 1.75%–1.78% due 4/2/2018–5/4/20184	83,000	82,782
Cisco Systems, Inc. 1.60% due 3/6/20184	50,000	49,988

The New Economy Fund — Page 4 of 8

unaudited

Short-term securities	Principal amount (000)	Value (000)
Coca-Cola Co. 1.60%–1.62% due 4/19/2018–4/20/20184	$89,400	$89,189
ExxonMobil Corp. 1.53% due 3/29/2018	50,000	49,937
Federal Farm Credit Banks 1.43% due 5/2/2018	48,900	48,761
Federal Home Loan Bank 1.29%–1.42% due 3/2/2018–4/5/2018	460,500	460,147
Freddie Mac 1.40% due 3/20/2018	45,700	45,663
Hershey Co. 1.55% due 3/9/20184	50,000	49,981
IBM Corp. 1.61% due 3/28/20184	50,000	49,938
IBM Credit LLC 1.68% due 4/24/20184	31,850	31,768
Intel Corp. 1.51% due 3/5/2018	50,000	49,990
John Deere Financial Inc. 1.60% due 4/3/20184	39,000	38,939
National Rural Utilities Cooperative Finance Corp. 1.50% due 3/5/2018	25,000	24,995
Paccar Financial Corp. 1.49% due 3/1/2018	25,000	24,999
PepsiCo Inc. 1.48% due 3/22/20184	50,000	49,952
Procter & Gamble Co. 1.58%–1.60% due 4/17/2018–4/20/20184	100,000	99,773
Simon Property Group, L.P. 1.60% due 4/2/20184	19,300	19,271
United Parcel Service Inc. 1.30%–1.50% due 3/1/2018–3/19/20184	52,400	52,381
Wal-Mart Stores, Inc. 1.51% due 3/14/20184	46,000	45,972
Walt Disney Co. 1.63% due 4/6/20184	20,000	19,966
Total short-term securities (cost: $1,618,606,000)		1,618,457
Total investment securities 99.92% (cost: $12,551,308,000)		20,102,029
Other assets less liabilities 0.08%		15,384
Net assets 100.00%		$20,117,413

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 28, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 2/28/2018 (000)
Common stocks 0.21%
Information technology 0.00%
Cray Inc.2,5	2,643,010	—	988,894	1,654,116	$(198)	$1,035	$—	$—
Health care 0.21%
Mesoblast Ltd.1,2	27,601,583	1,075,032	—	28,676,615	—	9,833	—	39,369
Mesoblast Ltd. (ADR)2	372,800	—	—	372,800	—	761	—	2,706
								42,075
Total 0.21%					$(198)	$11,629	$—	$42,075

The New Economy Fund — Page 5 of 8

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $5,868,264,000, which represented 29.17% of the net assets of the fund. This amount includes $5,737,496,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $866,576,000, which represented 4.31% of the net assets of the fund.
5	Unaffiliated issuer at 2/28/2018.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the

The New Economy Fund — Page 6 of 8

unaudited

security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$4,248,558	$1,781,244	$—	$6,029,802
Health care	3,208,584	441,713	—	3,650,297
Consumer discretionary	2,410,854	1,056,530	—	3,467,384
Financials	1,048,936	1,384,576	—	2,433,512
Industrials	652,828	420,595	—	1,073,423
Consumer staples	161,679	161,113	—	322,792
Materials	16,639	156,354	—	172,993
Utilities	—	140,621	—	140,621
Energy	76,142	—	—	76,142
Telecommunication services	52,084	—	—	52,084
Miscellaneous	664,047	325,518	—	989,565
Bonds, notes & other debt instruments	—	74,957	—	74,957
Short-term securities	—	1,618,457	—	1,618,457
Total	$12,540,351	$7,561,678	$—	$20,102,029

*	Securities with a value of $5,737,496,000, which represented 28.52% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Key to abbreviation
ADR = American Depositary Receipts

The New Economy Fund — Page 7 of 8

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-014-0418O-S60662	The New Economy Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 27, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: April 27, 2018